Investment in Equity Security (Details) - USD ($)		6 Months Ended
	Dec. 12, 2025	Sep. 30, 2025	Aug. 31, 2025
Investment in Equity Security [Line Items]
Ownership shares (in Shares)			66,667
Investment fair value		$ 179,334
Original cost		550,000
Unrealized loss		$ 370,666
Forecast [Member]
Investment in Equity Security [Line Items]
Fair value of investment decreased per share (in Dollars per share)	$ 1.52